Financial information by segment, Assets and liabilities by geography (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets allocated [Abstract]
Contracted concessional assets	$ 8,021,568	$ 8,155,418
Investments carried under the equity method	294,581	116,614	$ 139,925
Current financial investments	207,379	200,084
Cash and cash equivalents (project companies)	622,689	868,501	562,795	$ 631,542
Total assets	9,751,930	9,938,354
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,036,193	5,237,614	4,852,348
Grants and other liabilities	1,263,744	1,229,767
Long-term and short-term corporate debt	1,023,071	993,725	723,791
Total liabilities	8,003,325	8,197,473
Equity	1,748,605	1,740,881	$ 1,714,856	$ 1,756,112
Total liabilities and equity	9,751,930	9,938,354
North America [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,355,669	3,073,785
Investments carried under the equity method	253,221	74,660
Current financial investments	135,224	129,264
Cash and cash equivalents (project companies)	171,744	206,344
Total assets	3,915,858	3,484,053
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,792,739	1,623,284
Grants and other liabilities	1,051,679	1,078,974
Total liabilities	2,844,418	2,702,258
South America [Member]
Assets allocated [Abstract]
Contracted concessional assets	1,231,276	1,211,952
Investments carried under the equity method	0	0
Current financial investments	28,155	27,836
Cash and cash equivalents (project companies)	74,149	70,861
Total assets	1,333,580	1,310,649
Liabilities allocated [Abstract]
Long-term and short-term project debt	887,497	902,500
Grants and other liabilities	14,445	11,355
Total liabilities	901,942	913,855
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,434,623	3,869,681
Investments carried under the equity method	41,360	41,954
Current financial investments	44,000	42,984
Cash and cash equivalents (project companies)	287,655	255,530
Total assets	3,807,638	4,210,149
Liabilities allocated [Abstract]
Long-term and short-term project debt	2,355,957	2,711,830
Grants and other liabilities	197,620	139,438
Total liabilities	2,553,577	2,851,268
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,021,568	8,155,418
Investments carried under the equity method	294,581	116,614
Current financial investments	207,379	200,084
Cash and cash equivalents (project companies)	533,548	532,735
Total assets	9,057,076	9,004,851
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,036,193	5,237,614
Grants and other liabilities	1,263,744	1,229,767
Total liabilities	6,299,937	6,467,381
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	268,876	242,044
Other current assets (including cash and cash equivalents at holding company level)	425,978	691,459
Total assets	694,854	933,503
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,023,071	993,725
Other non-current liabilities	532,312	589,107
Other current liabilities	148,005	147,260
Total liabilities	1,703,388	1,730,092
Equity	1,748,605	1,740,881
Total liabilities and equity	$ 3,451,993	$ 3,470,973